OTHER RESERVES - Schedule of Revaluation Reserve in Respect of Debt Securities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Change in fair value	£ 61	£ (50)	£ 0
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	0
Debt securities | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	99	123	279
Change in fair value	133	46	(30)
Deferred tax	(45)	29	10
Income tax relating to changes in revaluation surplus included in other comprehensive income	0	(2)	0
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	88	73	(20)
Income statement transfers in respect of disposals (note 9)	2	(149)	(196)
Deferred tax	20	47	61
Net Income statement transfers	22	(102)	(135)
Impairment recognised in the income statement	(2)	5	(1)
At 31 December	£ 207	£ 99	£ 123